Consolidated Balance Sheets - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Current Assets
Cash and cash equivalents	$ 1,245,666	$ 458,063	$ 30,000
Deferred offering costs			25,000
Prepaid expenses	54	3,168
Total Current Assets	1,245,720	461,231	55,000
Other Assets
Goodwill	6,070,368
Property and equipment	51,350
Cash held in trust account		52,895,652
Total Other Assets	6,121,718	52,895,652
TOTAL ASSETS	7,367,438	53,356,883	55,000
Current Liabilities
Loan payable- related party	85,238	81,618	30,672
Private placement funds received	1,000,003
Accrued expenses	871,315	63,579
Convertible note payable	1,000,000
Deferred legal fees		100,000
Total Current Liabilities	2,956,556	245,197	30,672
Deferred underwriting fees		1,820,000
Total Liabilities	2,956,556	2,065,197	30,672
Commitments
Common stock subject to possible redemption, $0.0001 par value; -0-, 4,560,757 and -0- shares as of February 28, 2019, May 31, 2018 and May 31, 2017 respectively at redemption value		46,291,685
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 20,000,000 shares authorized; 6,313,038, 2,252,743 and 1,437,500 shares issued and outstanding, respectively	632	225	144
Common stock issuable - 2,030,000 shares at February 28, 2019	203
Additional paid-in capital	7,515,541	5,009,310	24,856
Accumulated deficit	(3,105,494)	(9,534)	(672)
Total Stockholders' Equity (Deficit)	4,410,882	5,000,001	24,328
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,367,438	$ 53,356,883	$ 55,000